United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/18

Date of Reporting Period: Quarter ended 10/31/17

Item 1.	Schedule of Investments

Federated Government Ultrashort Duration Fund
Portfolio of Investments
October 31, 2017 (unaudited)
Principal Amount			Value
	[1]	ADJUSTABLE RATE MORTGAGES—3.5%
		Federal National Mortgage Association ARM—3.5%
$396,557		2.289%, 5/1/2040	$398,859
69,468		2.289%, 5/1/2040	69,875
232,473		2.289%, 8/1/2040	233,457
325,275		2.295%, 9/1/2027	329,163
1,220,138		2.515%, 4/1/2033	1,248,997
1,208,224		2.647%, 6/1/2038	1,253,900
233,757		2.825%, 7/1/2033	240,612
612,346		2.894%, 4/1/2024	627,169
2,694,924		2.913%, 1/1/2035	2,824,819
22,224		2.915%, 12/1/2032	23,416
14,368		2.965%, 2/1/2033	15,096
692,315		3.063%, 6/1/2036	729,169
10,534,878		3.138%, 12/1/2035	11,055,954
5,407,145		3.173%, 2/1/2039	5,568,587
1,206,048		3.177%, 8/1/2034	1,265,492
187,249		3.219%, 2/1/2037	196,313
23,627		3.268%, 8/1/2032	24,846
1,512,188		3.301%, 1/1/2035	1,583,993
317,823		3.445%, 3/1/2033	333,953
646,715		3.470%, 6/1/2036	668,867
1,027,528		3.621%, 9/1/2037	1,082,017
162,696		3.653%, 5/1/2036	169,188
1,182,818		3.663%, 9/1/2035	1,252,923
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $31,185,756)	31,196,665
		COLLATERALIZED MORTGAGE OBLIGATIONS—40.0%
		Federal Home Loan Mortgage Corporation REMIC—4.2%
27,386	[1]	Series 1146 E, 2.289% (1-month USLIBOR +1.050%), 9/15/2021	27,641
485,033	[1]	Series 1534 J, 2.139% (1-month USLIBOR +0.900%), 6/15/2023	489,175
432,020	[1]	Series 1632 FB, 2.439% (1-month USLIBOR +1.200%), 11/15/2023	436,899
240,291	[1]	Series 2111 MA, 1.739% (1-month USLIBOR +0.500%), 1/15/2029	241,824
245,515	[1]	Series 2111 MB, 1.739% (1-month USLIBOR +0.500%), 1/15/2029	247,081
250,739	[1]	Series 2111 MC, 1.739% (1-month USLIBOR +0.500%), 1/15/2029	252,338
172,859	[1]	Series 2286 FA, 1.639% (1-month USLIBOR +0.400%), 2/15/2031	173,607
143,728	[1]	Series 2292 KF, 1.488% (1-month USLIBOR +0.250%), 7/25/2022	143,777
355,428	[1]	Series 2296 FC, 1.739% (1-month USLIBOR +0.500%), 6/15/2029	357,607
553,225	[1]	Series 2326 FJ, 2.189% (1-month USLIBOR +0.950%), 6/15/2031	561,977
745,739	[1]	Series 2344 FP, 2.189% (1-month USLIBOR +0.950%), 8/15/2031	757,843
362,614	[1]	Series 2367 FG, 1.859% (1-month USLIBOR +0.620%), 6/15/2031	366,588
145,743	[1]	Series 2380 FI, 1.839% (1-month USLIBOR +0.600%), 6/15/2031	147,230
950,881	[1]	Series 2380 FL, 1.839% (1-month USLIBOR +0.600%), 11/15/2031	959,771
484,952	[1]	Series 2386 FE, 1.939% (1-month USLIBOR +0.700%), 6/15/2031	491,500
197,155	[1]	Series 2389 FI, 1.989% (1-month USLIBOR +0.750%), 6/15/2031	200,186
47,979	[1]	Series 2395 FT, 1.689% (1-month USLIBOR +0.450%), 12/15/2031	48,278
118,687	[1]	Series 2396 FL, 1.839% (1-month USLIBOR +0.600%), 12/15/2031	119,686
588,435	[1]	Series 2412 OF, 2.189% (1-month USLIBOR +0.950%), 12/15/2031	597,737

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation REMIC—continued
$548,258	[1]	Series 2418 FO, 2.139% (1-month USLIBOR +0.900%), 2/15/2032	$555,401
275,880	[1]	Series 242 F29, 1.489% (1-month USLIBOR +0.250%), 11/15/2036	275,050
214,381	[1]	Series 244 F22, 1.589% (1-month USLIBOR +0.350%), 12/15/2036	214,518
505,100	[1]	Series 244 F30, 1.539% (1-month USLIBOR +0.300%), 12/15/2036	504,495
189,707	[1]	Series 2451 FC, 2.239% (1-month USLIBOR +1.000%), 5/15/2031	193,133
16,419	[1]	Series 2452 FG, 1.789% (1-month USLIBOR +0.550%), 3/15/2032	16,594
276,056	[1]	Series 2460 FE, 2.239% (1-month USLIBOR +1.000%), 6/15/2032	281,161
140,105	[1]	Series 2470 FI, 1.639% (1-month USLIBOR +0.400%), 10/15/2026	140,593
192,331	[1]	Series 2470 FW, 2.239% (1-month USLIBOR +1.000%), 5/15/2031	195,658
184,147	[1]	Series 2470 FX, 2.239% (1-month USLIBOR +1.000%), 5/15/2031	187,333
277,296	[1]	Series 2470 GF, 2.239% (1-month USLIBOR +1.000%), 6/15/2032	282,423
131,965	[1]	Series 2471 FS, 1.739% (1-month USLIBOR +0.500%), 2/15/2032	132,894
614,513	[1]	Series 2475 FL, 2.239% (1-month USLIBOR +1.000%), 2/15/2032	626,038
409,675	[1]	Series 2476 FC, 2.239% (1-month USLIBOR +1.000%), 2/15/2032	417,358
268,261	[1]	Series 2477 FD, 1.639% (1-month USLIBOR +0.400%), 7/15/2032	269,559
423,935	[1]	Series 2479 FA, 1.639% (1-month USLIBOR +0.400%), 8/15/2032	425,494
141,269	[1]	Series 2481 FC, 2.239% (1-month USLIBOR +1.000%), 5/15/2031	143,988
314,380	[1]	Series 2493 F, 1.639% (1-month USLIBOR +0.400%), 9/15/2029	315,758
470,250	[1]	Series 2495 F, 1.639% (1-month USLIBOR +0.400%), 9/15/2032	471,710
286,958	[1]	Series 2498 HF, 2.239% (1-month USLIBOR +1.000%), 6/15/2032	292,264
145,147	[1]	Series 2504 FP, 1.739% (1-month USLIBOR +0.500%), 3/15/2032	146,175
581,650	[1]	Series 2526 FC, 1.639% (1-month USLIBOR +0.400%), 11/15/2032	584,263
495,423	[1]	Series 2530 FK, 1.639% (1-month USLIBOR +0.400%), 6/15/2029	496,770
769,820	[1]	Series 2551 FD, 1.639% (1-month USLIBOR +0.400%), 1/15/2033	772,223
16,771	[1]	Series 2571 FB, 1.589% (1-month USLIBOR +0.350%), 2/15/2018	16,777
512,352	[1]	Series 2571 FK, 1.739% (1-month USLIBOR +0.500%), 9/15/2023	515,175
141,510	[1]	Series 2610 FD, 1.739% (1-month USLIBOR +0.500%), 12/15/2032	142,517
2,309,354	[1]	Series 2631 FC, 1.639% (1-month USLIBOR +0.400%), 6/15/2033	2,316,968
535,119	[1]	Series 2671 F, 1.689% (1-month USLIBOR +0.450%), 9/15/2033	537,976
729,171	[1]	Series 2684 FV, 2.139% (1-month USLIBOR +0.900%), 10/15/2033	741,022
289,805	[1]	Series 2711 FD, 1.739% (1-month USLIBOR +0.500%), 4/15/2018	289,947
2,420,793	[1]	Series 2750 FG, 1.639% (1-month USLIBOR +0.400%), 2/15/2034	2,433,273
5,192,952	[1]	Series 2750 FH, 1.739% (1-month USLIBOR +0.500%), 2/15/2034	5,246,756
157,960	[1]	Series 2758 FH, 1.589% (1-month USLIBOR +0.350%), 3/15/2019	158,115
359,139	[1]	Series 2763 FB, 1.589% (1-month USLIBOR +0.350%), 4/15/2032	359,501
568,014	[1]	Series 2796 FD, 1.589% (1-month USLIBOR +0.350%), 7/15/2026	569,114
1,508,847	[1]	Series 2812 LF, 1.639% (1-month USLIBOR +0.400%), 6/15/2034	1,514,667
313,966	[1]	Series 2861 AF, 1.539% (1-month USLIBOR +0.300%), 9/15/2034	313,994
928,302	[1]	Series 3036 NF, 1.539% (1-month USLIBOR +0.300%), 8/15/2035	927,148
193,918	[1]	Series 3085 FW, 1.939% (1-month USLIBOR +0.700%), 8/15/2035	196,868
1,138,313	[1]	Series 3085 VF, 1.559% (1-month USLIBOR +0.320%), 12/15/2035	1,138,108
1,077,011	[1]	Series 3184 JF, 1.639% (1-month USLIBOR +0.400%), 7/15/2036	1,080,205
1,028,232	[1]	Series 3191 FE, 1.639% (1-month USLIBOR +0.400%), 7/15/2036	1,030,592
115,432	[1]	Series 3300 FA, 1.539% (1-month USLIBOR +0.300%), 8/15/2035	115,281
115,842	[1]	Series 3325 NF, 1.539% (1-month USLIBOR +0.300%), 8/15/2035	115,690
1,583,078	[1]	Series 3380 FP, 1.589% (1-month USLIBOR +0.350%), 11/15/2036	1,582,913
1,132,414	[1]	Series 3542 NF, 1.989% (1-month USLIBOR +0.750%), 7/15/2036	1,148,965
		TOTAL	37,053,170

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—11.8%
$275,430	[1]	Series 1993-165 FE, 2.388% (1-month USLIBOR +1.150%), 9/25/2023	$279,358
136,205	[1]	Series 1993-62 FA, 1.932% (1-year Constant Maturity Treasury +1.200%), 4/25/2023	137,637
193,523	[1]	Series 1998-22 FA, 1.637% (1-month USLIBOR +0.400%), 4/18/2028	194,306
54,505	[1]	Series 2000-34 F, 1.688% (1-month USLIBOR +0.450%), 10/25/2030	54,860
40,586	[1]	Series 2000-37 FA, 1.738% (1-month USLIBOR +0.500%), 11/25/2030	40,657
108,109	[1]	Series 2001-34 FB, 1.537% (1-month USLIBOR +0.300%), 12/18/2028	108,248
74,661	[1]	Series 2001-34 FL, 1.738% (1-month USLIBOR +0.500%), 8/25/2031	75,132
622,129	[1]	Series 2001-46 F, 1.637% (1-month USLIBOR +0.400%), 9/18/2031	624,127
293,888	[1]	Series 2001-53 FX, 1.588% (1-month USLIBOR +0.350%), 10/25/2031	292,900
702,857	[1]	Series 2001-56 FG, 1.738% (1-month USLIBOR +0.500%), 10/25/2031	707,931
266,773	[1]	Series 2001-68 FD, 1.738% (1-month USLIBOR +0.500%), 12/25/2031	268,349
455,390	[1]	Series 2002-17 JF, 2.238% (1-month USLIBOR +1.000%), 4/25/2032	463,937
452,549	[1]	Series 2002-34 FC, 2.237% (1-month USLIBOR +1.000%), 12/18/2031	460,819
277,796	[1]	Series 2002-37 F, 2.038% (1-month USLIBOR +0.800%), 11/25/2031	282,041
14,898	[1]	Series 2002-39 FB, 1.787% (1-month USLIBOR +0.550%), 3/18/2032	15,057
232,785	[1]	Series 2002-4 FJ, 1.688% (1-month USLIBOR +0.450%), 2/25/2032	234,222
166,207	[1]	Series 2002-41 F, 1.788% (1-month USLIBOR +0.550%), 7/25/2032	167,501
1,328,914	[1]	Series 2002-47 NF, 2.238% (1-month USLIBOR +1.000%), 4/25/2032	1,354,965
198,954	[1]	Series 2002-52 FD, 1.738% (1-month USLIBOR +0.500%), 9/25/2032	200,715
283,164	[1]	Series 2002-53 FG, 2.338% (1-month USLIBOR +1.100%), 7/25/2032	289,524
951,601	[1]	Series 2002-58 FD, 1.838% (1-month USLIBOR +0.600%), 8/25/2032	961,915
326,962	[1]	Series 2002-64 FJ, 2.238% (1-month USLIBOR +1.000%), 4/25/2032	333,166
260,786	[1]	Series 2002-74 FV, 1.688% (1-month USLIBOR +0.450%), 11/25/2032	261,994
199,168	[1]	Series 2002-75 FD, 2.237% (1-month USLIBOR +1.000%), 11/18/2032	202,930
735,003	[1]	Series 2002-77 FH, 1.637% (1-month USLIBOR +0.400%), 12/18/2032	736,934
335,436	[1]	Series 2002-8 FA, 1.987% (1-month USLIBOR +0.750%), 3/18/2032	340,693
124,763	[1]	Series 2002-82 FB, 1.738% (1-month USLIBOR +0.500%), 12/25/2032	125,665
508,541	[1]	Series 2002-82 FC, 2.238% (1-month USLIBOR +1.000%), 9/25/2032	519,126
280,565	[1]	Series 2002-82 FG, 1.688% (1-month USLIBOR +0.450%), 12/25/2032	282,257
951,582	[1]	Series 2002-89 F, 1.538% (1-month USLIBOR +0.300%), 1/25/2033	952,741
320,890	[1]	Series 2002-9 FH, 1.738% (1-month USLIBOR +0.500%), 3/25/2032	323,582
203,415	[1]	Series 2002-90 FH, 1.738% (1-month USLIBOR +0.500%), 9/25/2032	204,867
1,926,453	[1]	Series 2002-93 FJ, 1.788% (1-month USLIBOR +0.550%), 1/25/2033	1,944,781
408,646	[1]	Series 2003-102 FT, 1.638% (1-month USLIBOR +0.400%), 10/25/2033	410,626
1,072,962	[1]	Series 2003-107 FD, 1.738% (1-month USLIBOR +0.500%), 11/25/2033	1,081,264
2,593,374	[1]	Series 2003-116 HF, 1.788% (1-month USLIBOR +0.550%), 11/25/2033	2,619,108
215,721	[1]	Series 2003-117 KF, 1.638% (1-month USLIBOR +0.400%), 8/25/2033	215,831
807,306	[1]	Series 2003-121 FD, 1.638% (1-month USLIBOR +0.400%), 12/25/2033	809,965
246,519	[1]	Series 2003-14 FT, 1.738% (1-month USLIBOR +0.500%), 3/25/2033	248,382
593,449	[1]	Series 2003-19 FY, 1.638% (1-month USLIBOR +0.400%), 3/25/2033	595,389
213,882	[1]	Series 2003-2 FA, 1.738% (1-month USLIBOR +0.500%), 2/25/2033	215,429
388,697	[1]	Series 2003-21 TF, 1.688% (1-month USLIBOR +0.450%), 3/25/2033	390,688
15,104	[1]	Series 2003-35 FY, 1.638% (1-month USLIBOR +0.400%), 5/25/2018	15,107
710,473	[1]	Series 2003-66 FA, 1.588% (1-month USLIBOR +0.350%), 7/25/2033	711,181
772,222	[1]	Series 2003-79 FC, 1.688% (1-month USLIBOR +0.450%), 8/25/2033	776,425
1,443,335	[1]	Series 2004-17 FT, 1.638% (1-month USLIBOR +0.400%), 4/25/2034	1,448,325
1,473,495	[1]	Series 2004-2 FW, 1.638% (1-month USLIBOR +0.400%), 2/25/2034	1,479,416
1,171,947	[1]	Series 2004-49 FN, 1.638% (1-month USLIBOR +0.400%), 7/25/2034	1,176,886
2,808,065	[1]	Series 2004-49 FQ, 1.688% (1-month USLIBOR +0.450%), 7/25/2034	2,824,529
2,203,052	[1]	Series 2004-51 FY, 1.618% (1-month USLIBOR +0.380%), 7/25/2034	2,208,029

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$915,771	[1]	Series 2004-53 FC, 1.688% (1-month USLIBOR +0.450%), 7/25/2034	$920,960
687,354	[1]	Series 2004-64 FW, 1.688% (1-month USLIBOR +0.450%), 8/25/2034	694,595
1,080,962	[1]	Series 2005-104 FA, 1.638% (1-month USLIBOR +0.400%), 12/25/2035	1,084,270
798,176	[1]	Series 2006-60 FD, 1.668% (1-month USLIBOR +0.430%), 4/25/2035	799,700
4,253,199	[1]	Series 2006-75 FP, 1.538% (1-month USLIBOR +0.300%), 8/25/2036	4,248,227
878,034	[1]	Series 2006-79 DF, 1.588% (1-month USLIBOR +0.350%), 8/25/2036	878,955
1,310,991	[1]	Series 2006-81 FA, 1.588% (1-month USLIBOR +0.350%), 9/25/2036	1,313,284
2,829,320	[1]	Series 2006-90 FE, 1.688% (1-month USLIBOR +0.450%), 9/25/2036	2,844,159
1,500,717	[1]	Series 2006-98 FB, 1.548% (1-month USLIBOR +0.310%), 10/25/2036	1,499,527
4,669,293	[1]	Series 2006-W1 2AF1, 1.458% (1-month USLIBOR +0.220%), 2/25/2046	4,626,277
1,519,126	[1]	Series 2008-52 FD, 1.588% (1-month USLIBOR +0.350%), 6/25/2036	1,519,186
23,893,324	[1]	Series 2012-116 FA, 1.538% (1-month USLIBOR +0.300%), 10/25/2042	23,845,179
30,089,440		Series 2017-5 PH, 3.000%, 1/25/2037	30,421,585
		TOTAL	105,365,421
		Government National Mortgage Association REMIC—23.5%
103,310	[1]	Series 2001-21 FB, 1.639% (1-month USLIBOR +0.400%), 1/16/2027	103,605
158,907	[1]	Series 2001-22 FG, 1.589% (1-month USLIBOR +0.350%), 5/16/2031	159,239
1,873,858	[1]	Series 2002-17 FK, 1.789% (1-month USLIBOR +0.550%), 3/20/2032	1,890,485
393,650	[1]	Series 2004-59 FV, 1.489% (1-month USLIBOR +0.250%), 10/20/2033	393,341
1,295,164	[1]	Series 2009-96 GF, 1.689% (1-month USLIBOR +0.450%), 4/16/2039	1,297,761
15,879,365	[1]	Series 2011-H07 FA, 1.731% (1-month USLIBOR +0.500%), 2/20/2061	15,879,294
24,131,868	[1]	Series 2012-H15 FB, 1.731% (1-month USLIBOR +0.500%), 6/20/2062	24,134,351
7,080,019	[1]	Series 2012-H18 FA, 1.781% (1-month USLIBOR +0.550%), 8/20/2062	7,079,537
5,869,605	[1]	Series 2012-H18 SA, 1.811% (1-month USLIBOR +0.580%), 8/20/2062	5,877,572
11,629,140	[1]	Series 2012-H24 FC, 1.631% (1-month USLIBOR +0.400%), 10/20/2062	11,570,351
25,460,056	[1]	Series 2012-H25 BF, 1.611% (1-month USLIBOR +0.380%), 9/20/2062	25,355,517
21,378,362	[1]	Series 2012-H29 BF, 1.571% (1-month USLIBOR +0.340%), 11/20/2062	21,283,660
19,128,033	[1]	Series 2012-H29 CF, 1.571% (1-month USLIBOR +0.340%), 2/20/2062	19,023,722
2,958,118	[1]	Series 2012-H30 SA, 1.601% (1-month USLIBOR +0.370%), 12/20/2062	2,937,113
14,701,721	[1]	Series 2012-H31 FA, 1.581% (1-month USLIBOR +0.350%), 11/20/2062	14,640,875
28,525,603	[1]	Series 2015-H02 FA, 1.881% (1-month USLIBOR +0.650%), 1/20/2065	28,524,248
29,225,949	[1]	Series 2015-H06 FB, 1.881% (1-month USLIBOR +0.650%), 2/20/2065	29,224,923
		TOTAL	209,375,594
		Fannie Mae—0.5%
202,425	[1]	Fannie Mae BA 4035 BA 4035 FB, 1.738% (1-month USLIBOR +0.500%), 8/25/2039	203,426
975,234	[1]	Fannie Mae FA, 1.738% (1-month USLIBOR +0.500%), 9/25/2038	978,049
3,745,028	[1]	Fannie Mae GS 3381 GS 3381 FC, 1.838% (1-month USLIBOR +0.600%), 2/25/2037	3,768,712
		TOTAL	4,950,187
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $358,380,923)	356,744,372
		GOVERNMENT AGENCIES—14.3%
		Federal Farm Credit Bank System Floating Rate Notes—4.2%
5,000,000	[1]	1.154%, (1-month USLIBOR -0.085%) 05/15/2019	5,001,921
10,000,000	[1]	1.194%, (1-month USLIBOR -0.045%) 02/21/2019	10,011,116
5,000,000	[1]	1.199%, (1-month USLIBOR -0.040%) 03/13/2019	5,005,481
7,500,000	[1]	1.363%, (1-month USLIBOR +0.130%) 12/04/2017	7,502,149
5,000,000	[1]	1.402%, (1-month USLIBOR +0.160%) 11/28/2017	5,000,318
5,000,000	[1]	1.429%, (1-month USLIBOR +0.190%) 09/20/2019	5,026,423
		TOTAL	37,547,408

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Farm Credit System—0.2%
$500,000		0.930%, 10/29/2018	$496,779
750,000		1.110%, 10/15/2018	747,120
500,000		2.460%, 11/02/2018	504,945
500,000		3.150%, 01/12/2018	501,726
		TOTAL	2,250,570
		Federal Home Loan Bank Notes—2.1%
2,000,000		0.950%, 08/08/2018	1,990,836
5,000,000		1.000%, 12/19/2017	4,997,397
4,950,000		1.000%, 02/28/2018	4,944,570
5,000,000		1.000%, 09/07/2018	4,976,118
1,000,000		1.050%, 06/04/2018	998,126
1,000,000		2.000%, 09/14/2018	1,004,664
		TOTAL	18,911,711
		Federal Home Loan Bank System Floating Rate Notes—1.7%
10,000,000	[1]	1.065%, (3-month USLIBOR -0.300%) 01/24/2018	9,998,930
5,000,000	[1]	1.124%, (3-month USLIBOR -0.185%) 05/10/2019	4,999,688
		TOTAL	14,998,618
		Federal Home Loan Mortgage Corporation—3.6%
6,250,000		0.875%, 03/07/2018	6,240,581
5,000,000		0.900%, 12/28/2017	4,996,084
5,000,000		1.000%, 12/15/2017	4,997,638
10,000,000		1.100%, 08/23/2018	9,968,271
5,500,000		1.100%, 09/13/2018	5,482,653
		TOTAL	31,685,227
		Federal Home Loan Mortgage Corporation Floating Rate Notes—0.6%
5,000,000	[1]	1.337%, (3-month USLIBOR +0.020%), 03/08/2018	5,005,402
		Federal National Mortgage Association—1.1%
4,156,000		0.875%, 02/08/2018	4,152,013
5,000,000		1.125%, 12/14/2018	4,976,774
800,000		1.875%, 09/18/2018	802,907
		TOTAL	9,931,694
		Tennessee Valley Authority Bonds—0.8%
6,700,000		1.750%, 10/15/2018	6,714,876
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $127,092,316)	127,045,506
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
52,101		7.500%, 30 Year, 1/1/2032	61,174
203,643		7.500%, 30 Year, 8/1/2032	240,644
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $272,127)	301,818
		REPURCHASE AGREEMENTS—42.4%
177,565,000		Interest in $905,000,000 joint repurchase agreement 1.07%, dated 10/31/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $905,026,899 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2044 and the market value of those underlying securities was $923,127,437.	177,565,000

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$200,000,000	Interest in $550,000,000 joint repurchase agreement 1.07%, dated 10/31/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,016,347 on 11/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2047 and the market value of those underlying securities was $561,016,675.	$200,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $377,565,000)	377,565,000
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $894,496,122)	892,853,361
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[2]	(1,353,585)
	TOTAL NET ASSETS—100%	$891,499,776
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 22, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 22, 2017